Loans Receivable and Allowance for Loan Losses - Schedule of loans to Directors, Officers and Associates of Such Persons (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Balance, beginning	$ 974	$ 871
Loans originated	150	185
Collection of principal	(77)	(82)
No longer associated persons	(291)
Balance, ending	$ 756	$ 974